RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rental revenue [Abstract]
Base rent	$ 331,403	$ 291,714
Straight-line rent amortization	8,889	8,842
Tenant incentive amortization	(5,105)	(5,321)
Property tax recoveries	38,898	31,439
Property insurance recoveries	3,290	2,640
Operating cost recoveries	16,113	10,885
Total rental revenue	$ 393,488	$ 340,199